Note 13 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2017	Aug. 31, 2016	Jun. 30, 2016
Contractual Obligation On JV Newbuilds	$ 2,137
Remaining Contractual Commitments	49.00%
Number of JV Newbuild Vessels Owned at Fourty-Nine Percent	2
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 82,500			$ 88,000
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	82,975		$ 86,600
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 42,550	$ 44,000
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Long-term Time Charters (Including Charter Agreements Vessels Under Construction) [Member]
Time Charter Arrangements Remaining Terms Period	7 years
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum	1 year